Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Document Accounting Standard	U.S. GAAP
Restricted Cash and Cash Equivalents, Current	$ 310,000	$ 10,000
Restricted cash of discontinued operation	0	84,250,000
Other long-term assets	4,480,000	3,567,000
Annual growth factor management fees every second year			3.00%
Impairment loss	3,195,000	47,827,000	$ 88,367,000
Impairment loss	(3,195,000)	(21,966,000)	0
Carrying balance of dry dock	495,919,000	522,616,000
Amortization of deferred dry dock and special survey costs	4,356,000	4,122,000	3,958,000
Amortization and write-off of deferred financing	10,784,000	8,870,000	7,863,000
Disposal Group, Including Discontinued Operation, Goodwill, Noncurrent	0	56,240,000
Goodwill	104,096,000	104,096,000
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent	0	44,015,000
Impairment of Intangible Assets, Finite-Lived	0	0	0
Foreign Currency Transaction Gain (Loss), Realized	2,658,000	2,637,000	574,000
Provision for losses on vessels time charter	$ 0	$ 0
Number of Reportable Segments	1	2
Income Tax Expense (Benefit)	$ (323,000)	$ 4,717,000	1,865,000
Payments of Ordinary Dividends, Common Stock	0	0	0
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	$ 0	$ 0	0
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Balance of convertible preferred stock	$ 0	$ 0
Convertible Notes Payable, Noncurrent	$ 118,833,000	0
Preferred Stock, Convertible, Shares Issuable | shares	29,945,271
Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues | shares	1,000
Convertible Debenture [Member]
Convertible Debt	$ 24,000,000	24,000,000
Convertible Notes Payable, Noncurrent	$ 118,833,000
Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Dividend Rate, Percentage	2.00%
Preferred Stock, Convertible, Terms	Five years after the issuance date,
Balance of convertible preferred stock	$ 0	$ 0	0
American Depositary Shares Series G [Member]
Preferred Stock, Dividend Rate, Percentage	8.75%
Number of shares | shares	2,000,000
Preferred Stock, Redemption Terms	Each of the shares represents 1/100th of a share of the Series G ADSs, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share).
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 2,500
Preferred Stock, Redemption Price Per Share | $ / shares	$ 25
American Depositary Shares Series H [Member]
Preferred Stock, Dividend Rate, Percentage	8.625%
Number of shares | shares	4,800,000
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 2,500
Preferred Stock, Redemption Price Per Share | $ / shares	$ 25
Argentina [Member]
Effective Income Tax Rate Reconciliation, Percent		35.00%
Income Tax Expense (Benefit)		$ 2,112
Five years after the issuance date [Member] | Convertible Preferred Stock [Member]
Percentage of preferred stock converted	30.00%
Convertible Preferred Stock Share Price | $ / shares	$ 10
After the third anniversary of the issuance date [Member] | Convertible Preferred Stock [Member]
Convertible Preferred Stock Share Price | $ / shares	$ 14
Number of consecutive business days	10
At any time following the issuance date and prior to the final conversion date [Member] | Convertible Preferred Stock [Member]
Convertible Preferred Stock Share Price | $ / shares	$ 14
Dry bulk vessels [Member]
Disposal Group, Including Discontinued Operation, Goodwill, Noncurrent	$ 56,240,000	56,240,000
Logistics Business [Member]
Impairment loss	$ 0	0
Goodwill		104,096,000
Navios Holdings [Member] | Trade Names [Member]
Finite-Lived Intangible Assets, Amortization Method	straight-line
Finite-Lived Intangible Asset, Useful Life	32 years
Continuing Operations [Member]
Restricted Cash and Cash Equivalents, Current	$ 310,000	10,000
Amortization and write-off of deferred financing	$ 3,980,000	3,378,000	2,626,000
Navios Holdings [Member]
Annual growth factor management fees every second year	3.00%
Utilization rate of fleet	99.30%
Vessels [Member]
Scrap value per LWT	$ 340
Interest Costs Capitalized	$ 0	1,062,000	986,000
Dry bulk vessels [Member]
Property, Plant and Equipment, Useful Life	25 years
Vessels, port terminals and other fixed asset [Member]
Other long-term assets	$ 3,311,000	713,000
Two dry bulk vessels held and used [Member] | Navios Holdings [Member]
Impairment loss			52,820,000
Malva H [Member]
Proceeds from Sale of Other Property, Plant, and Equipment	2,186,000
Impairment loss	778,000
Carrying balance of dry dock	732,000
Certain Barges [Member]
Impairment loss	2,417,000
Two tanker vessels held and used [Member] | Navios Logistics [Member]
Impairment loss		21,966,000
Chartered-in vessels [Member]
Impairment loss			$ 1,361,000
Navios Lumen, Navios Stellar and Navios Phoenix [Member]
Restricted cash of discontinued operation		84,250,000
Amounts Held As Security [Member]
Restricted Cash and Cash Equivalents, Current	10,000	$ 10,000
Cash Collateral in Escrow Accounts [Member]
Restricted Cash and Cash Equivalents, Current	$ 300,000
Navios Partners and its subsidiaries [Member]
Equity Method Investment, Ownership Percentage	10.30%	10.30%
Navios Acquisition and its subsidiaries [Member]
Equity Method Investment, Ownership Percentage	6.90%
Navios Containers and its subsidiaries [Member]
Equity Method Investment, Ownership Percentage	3.90%
Navios Europe II and its subsidiaries [Member]
Equity Method Investment, Ownership Percentage	47.50%
Liquidation date	June 2020
Minimum [Member] | After the third anniversary of the issuance date [Member] | Convertible Preferred Stock [Member]
Share Price | $ / shares	$ 20
Minimum [Member] | Ocean-going vessels [Member]
Interval between vessel drydockings / special surveys	30 months
Minimum [Member] | Pushboats and barges [Member]
Interval between vessel drydockings / special surveys	72 months
Minimum [Member] | Affiliate Companies [Member]
Voting rights	20.00%
Maximum [Member] | Ocean-going vessels [Member]
Interval between vessel drydockings / special surveys	60 months
Maximum [Member] | Pushboats and barges [Member]
Interval between vessel drydockings / special surveys	96 months
Maximum [Member] | Affiliate Companies [Member]
Voting rights	50.00%
Navios Partners [Member]
Number of vessels sold	36
Date of delivery	September 8, 2022
Number of owned vessels	21
Transaction date	Sep. 08, 2022
Number of charter-in and bareboat vessels	15
Management Agreement [Member] | NSM [Member]
Termination date of agreement	August 29, 2024
Management Agreement [Member] | NSM [Member] | Owned Vessels [Member] | Until August 2021 [Member]
Daily management fee	$ 3,700
Management Agreement [Member] | NSM [Member] | Owned Vessels [Member] | Until August 2022 [Member]
Daily management fee	3,800
Management Agreement [Member] | NSM [Member] | Owned Vessels [Member] | Until September 2022 [Member]
Daily management fee	3,900
Management Agreement [Member] | NSM [Member] | Chartered-in vessels [Member]
Daily management fee	$ 30.00
All Except Navios Logistics Subsidiary [Member]
Ownership percentage of Navios Holdings	100.00%
Navios Logistics Subsidiary [Member]
Ownership percentage of Navios Holdings	63.80%